INCOME TAX	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
INCOME TAX

Note 8Income Taxes

The components of income tax expense for the three months ended March 31 were as follows:

	March 31,	March 31,
	2024	2023
Income (loss) before taxes	$29,169	$(456,019)
Expected United States income tax (expense) benefit at a statutory rate of 21%	$(6,125.49)	$137,171
Expected State income tax (expense) benefit at a statutory rate of 0% and 8.84% at March 31, 2024 and 2023, respectively	—	45,672
Valuation allowance	6,125.49	—
Total income tax benefit	$—	$182,843

For the three months ended March 31, 2024, the Company recorded income tax benefit of $0 for continuing operations. The effective tax rate of 0% for the three months ended March 31, 2024 varied from the statutory United States federal income tax rate of 21.0% primarily due to the effect of state income taxes, net of the federal benefit, and adjustments for meals and entertainment and changes in valuation allowance. The Company recognizes income tax benefits from uncertain tax positions where the realization of the ultimate benefit is uncertain. As of March 31, 2024, the Company has no unrecognized income tax benefits.

Note 8 Income Taxes

The major components of income tax (expense) benefit for the years ended December 31, 2023 and 2022:

Consolidated income statement	December 31, 2023	December 31, 2022
Current income Tax:	$—	$—
Current tax on profits	14,334	—
Tax regarding prior years		—
Deferred tax:
Deferred taxation – current year	(1,994,609)	694,363
Deferred taxation – prior years	141,785	—
Income tax (expense) benefit reported in the income statement	$(1,838,490)	$694,363

A reconciliation follows between tax expense and the product of accounting profit multiplied by the United States domestic tax rate for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Accounting (loss) profit before tax from continuing operations	$(1,572,124)	$(1,620,117)
Accounting (loss) profit before income tax	(1,572,124)	(1,620,117)
Federal income tax benefit at federal statutory rate of 21%	330,146	340,198
State income tax benefit, net of federal benefit	121,463	93,644
Permanent differences, net	17,377	17,892
Other	156,123	242,629
Valuation allowance charges affecting the income tax provision	(2,463,599)	—
Total	$(1,838,490)	$694,363

Deferred Tax

Deferred tax is comprised of the following as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Non-Current
Deferred revenue	$121,052	$9,402
Loan Loss Reserve	9,083	—
Fixed assets	16	—
NOL carryforward	2,333,448	1,843,424
Valuation allowance	(2,463,599)	—
Net deferred tax assets	—	1,852,826
Reflected in the Balance Sheets:
position as follows:
Deferred tax assets	—	1,852,826
Deferred tax liabilities	—	—
Deferred tax assets net	$—	$1,852,826

Reconciliation of deferred tax assets, net

	2023	2022
Opening balance as of January 1,	$1,852,826	$1,158,463
Tax (expense)/benefit during the period recognized in profit or loss	(1,852,826)	694,363
Closing balance as of December 31,	$—	$1,852,826

The Company offsets tax assets and liabilities only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.

The Company has US federal and State of California tax losses totaling $8.8 million and $7.1 million, respectively which have an unlimited carryover period for federal and 20 years for state. State of California losses begin to expire in 2037. As of December 31, 2023 and 2022, the Company had no provision for uncertain tax positions and no provisions for penalties or interest. In addition, the Company does not believe that there are any uncertain tax benefits that could be recognized in the near future that would impact the Company’s effective tax rate. The company recorded a valuation allowance of $2,463,599 on their deferred tax assets as there not enough positive evidence to support their utilization.

Digital Health Acquisition Corp.
INCOME TAX

NOTE 9. INCOME TAX

The Company’s net deferred tax assets were offset with a valuation allowance resulting in zero deferred tax assets, net of allowance as of December 31, 2023 and 2022.

The Company’s net deferred tax assets are as follows:

	December 31,
	2023	2022
Deferred tax assets
Net operating loss carryforward	$461,882	$(379)
Start-up/organization expenses	1,622,610	962,297
Total deferred tax assets	2,084,492	961,918
Valuation allowance	(2,084,492)	(961,918)
Deferred tax assets, net of allowance	$—	$—

The income tax provision consists of the following:

	For the years ended December 31,
	2023	2022
Federal
Current	$—	$187,225
Deferred	(926,728)	(741,805)

State
Current	—	—
Deferred	(191,524)	(153,306)
Change in valuation allowance	1,118,252	895,111
Income tax provision	$—	$187,225

As of December 31, 2023 and 2022, the Company has $1,822,738 and $0 of U.S. federal and state net operating loss carryovers available to offset future taxable income, respectively.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2023 and 2022, the change in the valuation allowance was $1,118,252 and $895,111, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 is as follows:

	December 31,
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.3%	4.3%
Change in fair value of Bridge Note – bifurcated derivative	0.7%	(0.7)%
Change in fair value of PIPE forward contract derivative	1.0%	(1.4)%
Initial fair value of ELOC	(1.2)%	—
Initial fair value of Additional Bridge	0.1%	—
Change in fair value of Exchange Note	(0.6)%	—
Change in fair value of ELOC	0.0%	—
Change in fair value of Additional Bridge Note	0.0%	—
Change in valuation allowance	(25.3)%	(29.3)%
Income tax provision	0.0%	(6.1)%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.